CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss for the year	$ (27,752)	$ (24,835)	$ (26,304)
Depreciation - property and equipment (notes 6, 20)	81	93	130
Depreciation - right-of-use assets (notes 8, 20)	322	299	322
Share-based compensation expense (notes 11, 20, 21)	1,917	2,378	3,826
Compensation warrant expenses (note 11)	151	0	0
Interest expense (income), net	71	(76)	92
Unrealized foreign exchange loss (gain)	282	(1,625)	426
Change in fair value of warrant derivative (notes 9, 17)	(5,285)	20	(17)
Net change in non-cash working capital (note 18)	1,765	391	(908)
Cash used in operating activities	(28,448)	(23,355)	(22,433)
Investing Activities
Acquisition of marketable securities	0	(20,348)	0
Maturities of marketable securities	20,230	0	0
Acquisition of property and equipment (note 6)	(8)	(55)	(286)
Cash provided by investing activities	20,222	(20,403)	(286)
Financing Activities
Proceeds from exercise of stock options (note 11)	781	12	238
Proceeds from exercise of warrants (note 9)	0	0	231
Payment of lease liabilities (note 8)	(407)	(381)	(366)
Cash provided by financing activities	31,994	12,205	33,015
Increase (decrease) in cash and cash equivalents	23,768	(31,553)	10,296
Cash and cash equivalents, beginning of year	11,666	41,262	31,220
Impact of foreign exchange on cash and cash equivalents	(522)	1,957	(254)
Cash and cash equivalents, end of year	34,912	11,666	41,262
At-the-market equity distribution agreement
Financing Activities
Proceeds from share issuance	10,261	12,574	32,912
Public offering
Financing Activities
Proceeds from share issuance	$ 21,359	$ 0	$ 0